Consolidation of subsidiaries (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2020	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Mar. 31, 2023	Dec. 31, 2022
Consolidated operations [Line Items]
Assets			R$ 74,409,523	R$ 72,900,617
Liabilities			59,769,953	58,232,245
Equity			14,639,570	14,668,372	R$ 13,240,685			R$ 11,842,126
Currency translation adjustment			2,118,362	2,116,368	R$ 1,653,684
Banco Seguro
Consolidated operations [Line Items]
Assets			48,050,774	43,106,305
Liabilities			46,620,935	42,211,043
Equity			1,429,839	895,262		R$ 500,000
Currency translation adjustment			R$ 69,917	R$ 98,787
Ownership			100.00%	99.99%
Level			Indirect	Indirect
BCPS
Consolidated operations [Line Items]
Assets			R$ 2,904	R$ 2,992
Liabilities			357	427
Equity			2,547	2,565
Currency translation adjustment			R$ 57	R$ (385)
Ownership			100.00%	99.99%
Level			Indirect	Indirect
Biva Serviços
Consolidated operations [Line Items]
Assets			R$ 532,674	R$ 472,218
Liabilities			92,930	9,305
Equity			439,744	462,913
Currency translation adjustment			R$ 44,099	R$ 17,308
Ownership			99.99%	99.99%
Level			Indirect	Indirect
BS Holding
Consolidated operations [Line Items]
Assets			R$ 3,817,158	R$ 934,868
Liabilities			227,419	186
Equity			3,589,739	934,682
Currency translation adjustment			R$ 455,962	R$ 100,117
Ownership			100.00%	100.00%
Level			Direct	Direct
BSEC
Consolidated operations [Line Items]
Assets			R$ 1,179,310	R$ 1,260,807
Liabilities			1,030,855	1,174,727
Equity			148,455	86,080
Currency translation adjustment			R$ 62,791	R$ 41,606
Ownership			99.99%	99.99%
Level			Indirect	Indirect
CDS
Consolidated operations [Line Items]
Assets			R$ 253,647	R$ 230,198
Liabilities			35,444	5,267
Equity			218,203	224,931
Currency translation adjustment			R$ 20,463	R$ 14,818
Ownership			99.99%	99.99%
Level			Indirect	Indirect
Concil
Consolidated operations [Line Items]
Assets			R$ 378,770	R$ 346,202
Liabilities			38,205	3,033
Equity			340,565	343,169
Currency translation adjustment			R$ 32,318	R$ 29,526
Ownership			100.00%	100.00%
Level			Indirect	Indirect
FIDC
Consolidated operations [Line Items]
Assets			R$ 6,038,613	R$ 6,589,019
Liabilities			1,587,610	1,630,197
Equity			4,451,003	4,958,822
Currency translation adjustment			R$ 5,228,418	R$ 4,187,880
Ownership		20.00%	100.00%	100.00%
Level			Indirect	Indirect
FIDM [Member]
Consolidated operations [Line Items]
Assets			R$ 277,022	R$ 19,088
Liabilities			21,696	834
Equity			255,326	18,254
Currency translation adjustment			R$ 14,880	R$ 2,812
Ownership			100.00%	99.99%
Level			Indirect	Indirect
MOIP
Consolidated operations [Line Items]
Assets			R$ 781,027	R$ 725,791
Liabilities			75,346	36,681
Equity			705,681	689,110
Currency translation adjustment			R$ 75,733	R$ 66,945
Ownership	100.00%		100.00%	100.00%
Level			Indirect	Indirect
Net+Phone
Consolidated operations [Line Items]
Assets			R$ 810,684	R$ 653,617
Liabilities			381,122	116,066
Equity			429,562	537,551
Currency translation adjustment			R$ 117,867	R$ 122,503
Ownership			99.99%	99.99%
Level			Indirect	Indirect
Netpos
Consolidated operations [Line Items]
Assets			R$ 12,416	R$ 7,443
Liabilities			11,410	2,539
Equity			1,006	4,904
Currency translation adjustment			R$ 3,358	R$ 2,775
Ownership			100.00%	100.00%
Level			Indirect	Indirect
Pag Participações
Consolidated operations [Line Items]
Assets			R$ 481,560	R$ 457,670
Liabilities			61,810	22,793
Equity			419,750	434,877
Currency translation adjustment			R$ 39,234	R$ 26,249
Ownership			99.99%	99.99%
Level			Indirect	Indirect
Paginvest Corretora
Consolidated operations [Line Items]
Assets			R$ 13,930	R$ 17,625
Liabilities			1,138	782
Equity			12,792	16,843			R$ 15,000
Currency translation adjustment			R$ (4,051)	R$ 867
Ownership			99.99%	99.99%
Level			Indirect	Indirect
Pagseg Participações
Consolidated operations [Line Items]
Assets			R$ 2,658,864	R$ 2,394,423
Liabilities			685,981	870
Equity			1,972,883	2,393,553
Currency translation adjustment			R$ 265,386	R$ 279,427
Ownership			99.99%	99.99%
Level			Direct	Direct
Pagseguro Brazil
Consolidated operations [Line Items]
Assets			R$ 73,746,493	R$ 70,372,095
Liabilities			68,143,069	60,488,640
Equity			5,603,424	9,883,455
Currency translation adjustment			R$ 828,071	R$ 1,056,170
Ownership			99.99%	99.99%
Level			Indirect	Direct
Pagseguro Chile
Consolidated operations [Line Items]
Assets			R$ 20,277	R$ 20,023
Liabilities			15,569	15,299
Equity			4,708	4,724
Currency translation adjustment			R$ (55)	R$ (1,994)
Ownership			100.00%	100.00%
Level			Indirect	Indirect
Pagseguro Colombia
Consolidated operations [Line Items]
Assets			R$ 15,259	R$ 11,433
Liabilities			11,982	11,245
Equity			3,277	188
Currency translation adjustment			R$ (893)	R$ (352)
Ownership			100.00%	100.00%
Level			Indirect	Indirect
Pagseguro Holding
Consolidated operations [Line Items]
Assets			R$ 21,440	R$ 10,060
Liabilities			4,732	2,226
Equity			16,708	7,834
Currency translation adjustment			R$ (1,716)	R$ (7,059)
Ownership			99.99%	99.99%
Level			Direct	Direct
Pagseguro Peru
Consolidated operations [Line Items]
Assets			R$ 18,730	R$ 11,915
Liabilities			14,725	9,210
Equity			4,005	2,705
Currency translation adjustment			R$ 1,817	R$ (1,082)
Ownership			100.00%	100.00%
Level			Indirect	Indirect
PagSeguro Tecnologia
Consolidated operations [Line Items]
Assets			R$ 931,839	R$ 2,179,351
Liabilities			386,627	1,448,659
Equity			545,212	730,692
Currency translation adjustment			R$ 43,672	R$ 98,952
Ownership			99.99%	99.99%
Level			Indirect	Indirect
PSGP México
Consolidated operations [Line Items]
Assets			R$ 10,895	R$ 2,320
Liabilities			7,064	4,183
Equity			3,831	(1,863)
Currency translation adjustment			R$ (2,405)	R$ (3,631)
Ownership			100.00%	100.00%
Level			Indirect	Indirect
TILIX
Consolidated operations [Line Items]
Assets			R$ 419,701	R$ 54,734
Liabilities			25,629	1,532
Equity			394,072	53,202
Currency translation adjustment			R$ 24,218	R$ 3,914
Ownership			99.99%	100.00%
Level			Indirect	Indirect
Yamí
Consolidated operations [Line Items]
Assets				R$ 142,865
Liabilities				247
Equity				142,618
Currency translation adjustment				R$ 8,461
Ownership				99.99%
Level				Indirect
ZYGO
Consolidated operations [Line Items]
Assets				R$ 228,606
Liabilities				267
Equity				228,339
Currency translation adjustment				R$ 14,565
Ownership				100.00%
Level				Indirect